PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,	December 31
	2013	2012
Office buildings	$8,926,101	$8,514,301
Plant and machinery	26,757,195	26,149,466
Electronic equipment, furniture and fixtures	11,145,045	10,799,484
Motor vehicles	1,347,842	1,020,480
Purchased software	13,071,230	55,331,553
	61,247,413	101,815,284

Less: accumulated depreciation	(29,716,386)	(35,545,964)
	$31,531,027	$66,269,320